Indebtedness (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Bankruptcy Claims, Amount of Claims Filed	$ 290,000,000,000
Amount paid by Citibank for miles				1,000,000,000
Long-term debt	8,123,000,000	8,220,000,000
Liabilities Subject to Compromise, Debt and Accrued Interest	1,198,000,000	2,482,000,000
Collateral Already Posted, Aggregate Fair Value	600,000
Interest Paid, Net	485,000,000	747,000,000	735,000,000
Principal Not Subject To Compromise [Member]
Debt Instrument [Line Items]
Payments Not Made Due to Chapter 11 Proceedings	451,000,000
Principal Subject To Compromise [Member]
Debt Instrument [Line Items]
Payments Not Made Due to Chapter 11 Proceedings	135,000,000
Secured Debt, Tax Exempt [Member]
Debt Instrument [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	1,500,000,000
Secured Debt [Member]
Debt Instrument [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	4,200,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	842,000,000
Lease [Member]
Debt Instrument [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	6,300,000
6.25 Percent Senior Convertible Notes
Debt Instrument [Line Items]
Percentage of debt instrument, interest rate	6.25%
Liabilities Subject to Compromise, Debt and Accrued Interest	460,000,000	460,000,000
Debt Instrument, Maturity Date	2014
Debt Instrument, Convertible, Conversion Ratio	101.0101
Principal Amount Denominator for Conversion Ratio	1,000
Debt Instrument, Convertible, Conversion Price	$ 9.90
Pass Through Trust Certificates Series 2011-1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		657,000,000
Debt Instrument, Issuance Date		January 25, 2011
Pass Through Trust Certificates Series 2011-1 [Member] | Series A Equipment Notes [Member]
Debt Instrument [Line Items]
Percentage of debt instrument, interest rate	5.25%
Pass Through Trust Certificates Series 2011-1 [Member] | Series B Equipment Notes [Member]
Debt Instrument [Line Items]
Percentage of debt instrument, interest rate	7.00%
7.50% Senior Secured Notes Due 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		1,000,000,000
Debt Instrument, Issuance Date		March 2011
Percentage of debt instrument, interest rate	7.50%
Long-term debt	1,000,000,000	1,000,000,000
10.5% Senior Secured Notes Due 2012 [Member]
Debt Instrument [Line Items]
Collateral Already Posted, Aggregate Fair Value	41,000,000
Debt Instrument Number Of Aircraft Collateralized	143
AAdvantage Miles Advance Purchase [Member]
Debt Instrument [Line Items]
Long-term debt	772,000,000	890,000,000
Loans Payable				890,000,000
Deferred Revenue, Additions				110,000,000
Debt instrument discount, net	53,000,000
Pass Throught Trust Certificates Series 2011-2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		726,000,000
Debt Instrument, Issuance Date		October 4, 2011
Percentage of debt instrument, interest rate		8.625%
Maximum Redemption Date March 15, 2013 [Member] | 7.50% Senior Secured Notes Due 2016 [Member]
Debt Instrument [Line Items]
Redemption Price	100.00%
Maximum Redemption Date March 15, 2014 [Member] | 7.50% Senior Secured Notes Due 2016 [Member]
Debt Instrument [Line Items]
Redemption Price	103.00%
Proceeds redeemable from equity offerings, percentage	35.00%
Redemption price with equity proceeds	107.50%
Maximum Redeemable During Twelve Month Period	10.00%
Embraer RJ [Member]
Debt Instrument [Line Items]
Reached Agreement with Aircraft Lender	216
Troubled Debt Restructuring Debtor, Current Period, Gain (Loss) on Restructuring	380,000,000
Troubled Debt Restructuring, Debtor, Current Period, Gain (Loss) on Restructuring, Per Share, Net	$ 1.13
Bankruptcy Claims, Amount of Claims Filed	(592,000,000)
Troubled Debt Restructuring, Debtor, Current Period, Gain (Loss) on Transfer of Assets, Net of Tax	(64,000,000)
Debtor Reorganization Items, Net Loss on Claims and Troubled Debt Restructuring	$ (276,000,000)
Embraer Rj One Three Five [Member]
Debt Instrument [Line Items]
Airplanes Surrendered to Lender	18
Aircraft to be Transferred to Lender and Leased Back	21
Embraer One Four Zero [Member]
Debt Instrument [Line Items]
Mortgage Debt to be Resturctured Aircraft	59
Embraer One Four Five [Member]
Debt Instrument [Line Items]
Mortgage Debt to be Resturctured Aircraft	68
Aircraft for which debt wil not be reduced	50